Segment Information - Schedule of Adjusted Share-Based Compensation (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended				12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total share-based compensation expense	[1]							$ 62.5		$ 73.4		$ 70.2
Amount included in restructuring and other		$ 0.0	$ (6.8)	$ (4.7)		$ (7.3)		(7.7)	[2]	(4.2)	[2]	0.0	[2]
Adjusted share-based compensation								54.8		69.2		70.2
Total share-based compensation expense		14.3	24.0	46.9		53.6
Adjusted share-based compensation		14.3	17.2	42.2		46.3		54.8	[3]	69.2	[3]	70.2	[3]
Restructuring and other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total share-based compensation expense		0.0	6.8	4.7		7.3
Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Adjusted share-based compensation		14.3	17.2	42.2		46.3
Corporate and Reconciling Items | Restructuring and other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Amount included in restructuring and other		$ 0.0	$ (6.8)	(4.7)		(7.3)
Starz Business of Lions Gate Entertainment Corp
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total share-based compensation expense				13.7		20.3		24.6		25.7		28.0
Amount included in restructuring and other	[2]			(0.3)	[4]	(0.9)	[4]	(1.4)		0.0		0.0
Adjusted share-based compensation				13.4		19.4		23.2		25.7		28.0
Adjusted share-based compensation				$ 13.4		$ 19.4		$ 23.2		$ 25.7		$ 28.0

[1]	Total share-based compensation expense in the years ended March 31, 2024, 2023 and 2022 includes $15.0 million, $26.7 million and $19.6 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.
[2]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
[3]	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:
[4]	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.